Financial items (Tables)	12 Months Ended
Dec. 31, 2020
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
	Full year
(in USD million)	2020	2019	2018

Foreign currency exchange gains/(losses) derivative financial instruments	(1,288)	132	149
Other foreign currency exchange gains/(losses)	642	92	(315)

Net foreign currency exchange gains/(losses)	(646)	224	(166)

Dividends received	44	75	150
Gains/(losses) financial investments	473	245	(72)
Interest income financial investments, including cash and cash equivalents	108	124	45
Interest income non-current financial receivables	34	21	27
Interest income other current financial assets and other financial items	95	280	132

Interest income and other financial items	754	746	283

Gains/(losses) other derivative financial instruments	448	473	(341)

Interest expense bonds and bank loans and net interest on related derivatives	(951)	(987)	(922)
Interest expense lease liabilities	(104)	(126)	(23)
Capitalised borrowing costs	308	480	552
Accretion expense asset retirement obligations	(412)	(456)	(461)
Interest expense current financial liabilities and other finance expense	(232)	(360)	(185)

Interest and other finance expenses	(1,392)	(1,450)	(1,040)

Net financial items	(836)	(7)	(1,263)